Long-Term Debt and Capital Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Debt and Capital Lease Obligations
Summary of the Company's debt and capital leases obligations

	March 31, 2014			December 31, 2013
		Weighted average interest rate(2)
	Available borrowing capacity		Outstanding balance	Outstanding balance
	(in millions)
Long-term debt:
Term B Loans	$—	4.82%	$1,544.8	$1,548.7
Term B-1 Loans	—	3.80%	422.9	423.9
Revolving Credit Facility(1)	95.7	3.71%	92.0	34.0
Senior Notes	—	10.25%	725.0	725.0
Senior Subordinated Notes, net of discount(3)	—	13.38%	291.3	291.1

Total long-term debt	$95.7	6.74%	3,076.0	3,022.7

Capital lease obligations			6.7	7.5

Total long-term debt and capital lease obligations			3,082.7	3,030.2
Less current portion			(22.4)	(22.4)

Long-term portion			$3,060.3	$3,007.8

(1)
Available borrowing capacity at March 31, 2014 represents $200.0 million of total availability less outstanding borrowings of $92.0 million and letters of credit of $12.3 million. Letters of credit are used in the ordinary course of business. The letters of credit are released when the respective contractual obligations have been fulfilled by the Company.

(2)
Represents the weighted average effective interest rate in effect at March 31, 2014 for all borrowings outstanding pursuant to each debt instrument including the applicable margin. The interest rates presented do not include the impact of interest rate swaps or caps.

(3)
At March 31, 2014, the carrying value of the net original issue discount was $3.7 million.

	December 31, 2013			December 31, 2012
		Weighted average interest rate(2)
	Available borrowing capacity		Outstanding balance	Outstanding balance
	(in millions)
Long-term debt:
Term B Loans	$—	4.82%	$1,548.7	$—
Term B-1 Loans	—	3.80%	423.9	—
Senior Secured Term Loans	—	—	—	1,910.4
Revolving Credit facility(1)	155.3	3.72%	34.0	20.0
Senior Notes	—	10.25%	725.0	725.0
Senior Subordinated Notes, net of discounts(3)	—	13.37%	291.1	290.5

Total long-term debt	$155.3	6.80%	3,022.7	2,945.9

Capital lease obligations			7.5	6.1

Total long-term debt and capital lease obligations			3,030.2	2,952.0
Less current portion			(22.4)	(22.6)

Long-term portion			$3,007.8	$2,929.4

(1)
Available borrowing capacity at December 31, 2013 represents $200.0 million of total availability less outstanding borrowings of $34.0 million and letters of credit of $10.7 million. Letters of credit are used in the ordinary course of business. The letters of credit are released when the respective contractual obligations have been fulfilled by the Company.

(2)
Represents the weighted average interest rate in effect at December 31, 2013 for all borrowings outstanding pursuant to each debt instrument including the applicable margin. The interest rates presented do not include the impact of interest rate swaps or caps (note 13).

(3)
At December 31, 2013, the carrying value of the net original issue discount was $3.9 million.

Schedule of interest rate terms

Debt Obligation	Interest Rate
Revolving Credit Facility	LIBOR plus 3.50% or ABR plus 2.50%.
Term B-1 Loans	LIBOR plus 3.25% or ABR plus 2.25%. LIBOR floor of 1.00%.
Term B Loans
If the Senior Secured Leverage Ratio, as defined, is greater than 5.00 to 1.00, LIBOR plus 4.00% or ABR plus 3.00%. If the Senior Secured Leverage Ratio, as defined, is less than or equal to 5.00 to 1.00, LIBOR plus 3.75% or ABR plus 2.75%. LIBOR floor of 1.00%.

Debt Obligation	Interest Rate
Revolving Credit Facility	LIBOR plus 3.50% or ABR plus 2.50%.
Term B-1 Loans	LIBOR plus 3.25% or ABR plus 2.25%. LIBOR floor of 1.00%.
Term B Loans
If the Senior Secured Leverage Ratio, as defined, is greater than 5.00 to 1.00, LIBOR plus 4.00% or ABR plus 3.00%. If the Senior Secured Leverage Ratio, as defined, is less than or equal to 5.00 to 1.00, LIBOR plus 3.75% or ABR plus 2.75%. LIBOR floor of 1.00%.

Schedule of amortization of debt issue costs and accretion of debt discount

 Amortization of debt issue costs and accretion of debt discount, which are both included in interest expense in the accompanying statements of operations, for the three years ended December 31, 2013, 2012 and 2011 are as follows (in millions):

	Three years ended December 31,
	2013	2012	2011
Amortization of deferred financing fees	$19.9	$14.0	$3.5
Accretion of debt discount	$0.7	$0.3	$—

Schedule of maturities of long-term debt, excluding capital lease obligations

Maturities of long-term debt, excluding capital lease obligations, as of December 31, 2013 are as follows (in millions):

Long-term Debt
Year ended December 31, 2014	$19.9
Year ended December 31, 2015	19.9
Year ended December 31, 2016	19.9
Year ended December 31, 2017	460.7
Year ended December 31, 2018	15.6
Thereafter	2,490.6
Unamortized discount	(3.9)

$3,022.7